Taxation - Component of Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Taxes [Line Items]
Current tax expenses	¥ 15,571		¥ 21,919	¥ 15,371
Deferred tax recovery	(11,296)	$ (1,736)	(7,118)
Income tax expenses	¥ 4,275	$ 657	¥ 14,801	¥ 15,371